Business Segments	12 Months Ended
Dec. 31, 2013
Business Segments

Note O: Business Segments

The Aggregates business is comprised of divisions which represent operating segments. Disclosures for certain divisions are consolidated as reportable segments for financial reporting purposes as they meet the aggregation criteria. The Aggregates business contains three reportable segments: Mid-America Group, Southeast Group and West Group. The Corporation also has a Specialty Products segment. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Consolidated earnings from operations equal net sales less cost of sales, selling, general and administrative expenses, and business development costs; include other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and taxes on income. Corporate consolidated earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, business development costs, unallocated corporate expenses and other nonrecurring and/or non-operational adjustments excluded from the Corporation’s evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment.

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

    years ended December 31

    (add 000)

Total revenues	2013	2012	2011
Mid-America Group	$740,703	$718,611	$691,397
Southeast Group	245,340	243,442	242,581
West Group	924,691	849,135	560,515
Total Aggregates Business	1,910,734	1,811,188	1,494,493
Specialty Products	244,817	220,713	219,123
Total	$2,155,551	$2,031,901	$1,713,616

Net sales
Mid-America Group	$678,502	$658,930	$634,554
Southeast Group	226,437	226,232	224,728
West Group	812,638	745,578	459,897
Total Aggregates Business	1,717,577	1,630,740	1,319,179
Specialty Products	225,641	202,217	200,575
Total	$1,943,218	$1,832,957	$1,519,754

Gross profit (loss)
Mid-America Group	$191,765	$180,069	$171,746
Southeast Group	(3,515)	(6,052)	1,082
West Group	93,495	81,335	57,164
Total Aggregates Business	281,745	255,352	229,992
Specialty Products	83,703	77,223	75,405
Corporate	(1,491)	(5,441)	(3,395)
Total	$363,957	$327,134	$302,002

Selling, general and administrative expenses
Mid-America Group	$49,962	$53,003	$54,599
Southeast Group	18,081	18,250	22,165
West Group	46,650	45,171	31,750
Total Aggregates Business	114,693	116,424	108,514
Specialty Products	10,165	9,295	9,197
Corporate	25,233	12,679	6,427
Total	$150,091	$138,398	$124,138

Earnings (Loss) from operations
Mid-America Group	$146,916	$131,398	$121,888
Southeast Group	(19,850)	(25,495)	(21,210)
West Group	50,503	38,847	26,783
Total Aggregates Business	177,569	144,750	127,461
Specialty Products	73,507	68,542	66,305
Corporate	(33,088)	(57,122)	(32,757)
Total	$217,988	$156,170	$161,009

Assets employed
Mid-America Group	$1,139,198	$1,036,155	$1,062,209
Southeast Group	611,906	607,705	624,476
West Group	1,133,795	1,147,879	1,119,563
Total Aggregates Business	2,884,899	2,791,739	2,806,248
Specialty Products	154,024	157,673	120,305
Corporate	220,903	211,514	221,269
Total	$3,259,826	$3,160,926	$3,147,822

Depreciation, depletion and amortization
Mid-America Group	$61,414	$65,515	$63,886
Southeast Group	32,556	35,026	51,090
West Group	60,971	60,926	42,201
Total Aggregates Business	154,941	161,467	157,177
Specialty Products	10,564	7,838	7,075
Corporate	8,256	7,906	9,155
Total	$173,761	$177,211	$173,407

years ended December 31 (add 000) Total property additions	2013	2012	2011
Mid-America Group	$82,061	$46,861	$52,642
Southeast Group	72,907	22,594	29,531
West Group	54,136	39,498	230,057
Total Aggregates Business	209,104	108,953	312,230
Specialty Products	4,700	38,873	21,983
Corporate	6,477	3,887	6,340
Total	$220,281	$151,713	$340,553

Property additions through acquisitions
Mid-America Group	$244	$--	$--
Southeast Group	54,463	--	--
West Group	--	690	185,190
Total Aggregates Business	54,707	690	185,190
Specialty Products	--	--	--
Corporate	--	--	--
Total	$54,707	$690	$185,190

Of the total property additions through acquisitions for the West Group in 2011, $144,961,000 related to capital assets acquired through an asset exchange with Lafarge North America Inc.

In 2013, the Mid-America and West Groups acquired machinery and equipment of $1,191,000 and $9,150,000, respectively, through capital leases.

The Aggregates business includes the aggregates product line and vertically-integrated operations, which include the asphalt, ready mixed concrete and road paving product lines. All vertically-integrated operations reside in the West Group. Total revenues, net sales and gross profit by product line for the Aggregates business, which are reconciled to consolidated amounts, are as follows:

    years ended December 31

    (add 000)

Total revenues	2013	2012	2011
Aggregates	$1,527,986	$1,470,953	$1,372,243
Asphalt	78,863	93,288	63,942
Ready Mixed Concrete	146,085	110,562	32,946
Road Paving	157,800	136,385	25,362
Total Aggregates Business	1,910,734	1,811,188	1,494,493
Specialty Products	244,817	220,713	219,123
Total	$2,155,551	$2,031,901	$1,713,616

Net sales
Aggregates	$1,347,486	$1,303,975	$1,213,635
Asphalt	66,216	79,816	47,315
Ready Mixed Concrete	146,079	110,554	32,861
Road Paving	157,796	136,395	25,368
Total Aggregates Business	1,717,577	1,630,740	1,319,179
Specialty Products	225,641	202,217	200,575
Total	$1,943,218	$1,832,957	$1,519,754

    years ended December 31

    (add 000)

Gross profit (loss)	2013	2012	2011
Aggregates	$259,054	$240,614	$223,275
Asphalt	12,928	12,099	5,836
Ready Mixed Concrete	8,337	59	(220)
Road Paving	1,426	2,580	1,101
Total Aggregates Business	281,745	255,352	229,992
Total Specialty Products	83,703	77,223	75,405
Corporate	(1,491)	(5,441)	(3,395)
Total	$363,957	$327,134	$302,002

Domestic and foreign total revenues are as follows:

  years ended December 31

(add 000)	2013	2012	2011
Domestic	$2,113,068	$1,987,228	$1,669,896
Foreign	42,483	44,673	43,720
Total	$2,155,551	$2,031,901	$1,713,616